Directors and Senior Management - Summary of Directors and Senior Management Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Directors And Senior Management Expense [Line Items]
Share-based compensation	$ 359	$ 537	$ 531
Total	12,131	13,209	13,386
Directors and Senior Management
Disclosure Of Directors And Senior Management Expense [Line Items]
Short-term benefits	14	18	26
Retirement benefits	3	3	3
Share-based compensation	17	15	14
Termination and related amounts	2	2	0
Total	$ 36	$ 38	$ 43